Expense by nature (Tables)	12 Months Ended
Dec. 31, 2025
Expense by nature
Schedule of expenses by nature

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

Transaction related cost (i)	154,854,420	160,892,189	172,162,214
Employee benefits expenses	14,594,912	13,969,975	14,674,492
– Wages, salaries, bonuses, social security and others	11,169,313	10,878,600	11,826,858
– Share-based compensation expenses (Note 30)	2,589,593	2,252,738	1,963,506
– Pension costs – defined contribution plans (ii)	836,006	838,637	884,128
Promotion, advertising and incentives	7,687,159	9,531,908	14,640,908
Expected credit losses	2,090,866	3,347,767	6,055,583
Provision for the shareholder class action lawsuit	—	—	5,297,364
Depreciation of property and equipment and right-of-use assets (Note 15 and Note 16)	3,821,925	3,026,236	2,823,916
Driver operation fees	2,142,690	2,668,220	2,970,350
Third party customer service expenses	1,122,836	1,256,259	1,406,763
Amortization of intangible assets (Note 18)	1,003,282	138,831	37,783
Impairment of property and equipment and other assets	165,159	24,577	20,067
(i)	Transaction related costs primarily consist of driver costs, insurance costs and payment processing charges related to the Group’s service offerings.
(ii)

Employees of the Group companies are required to participate in defined contribution plans administered and operated by the local governmental authorities. The Group contributes funds which are calculated on certain percentages of the employees’ salary subject to certain ceilings imposed by governmental authorities to each scheme locally.